UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redwood Capital Management, LLC

Address:  910 Sylvan Avenue
          Englewood Cliffs, NJ 07632


13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan Kolatch
Title:  Managing Member
Phone:  (201) 227-5040


Signature, Place and Date of Signing:

/s/ Jonathan Kolatch           Englewood Cliffs, NJ           February 10, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total: $130,136,293


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE


                                                     FORM 13F INFORMATION TABLE
                                                   Redwood Capital Management, LLC
                                                          December 31, 2004




COLUMN 1                     COLUMN  2     COLUMN 3     COLUMN 4           COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                             TITLE                     VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               OF CLASS      CUSIP       (X$1000)     PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------               --------      -----       --------     -------   --- ----   ----------  --------  ----  ------  ----
Altria Group Inc             COM           02209S103    4,741,360       776       CALL   SOLE         NONE     SOLE
Banknorth Group              COM           06646R107      522,868    14,286   SH         SOLE         NONE     SOLE
Conseco Inc                  COM           208464883    5,635,995   282,506   SH         SOLE         NONE     SOLE
DPL Inc                      COM           233293109    5,903,361   235,100   SH         SOLE         NONE     SOLE
Electronic Data Systems      COM           285661104      577,500    25,000   SH         SOLE         NONE     SOLE
Fording Canadian Coal Trust  TR UNIT       345425102    8,779,670   113,800   SH         SOLE         NONE     SOLE
FOX News                     COM           35138T107      625,200    20,000   SH         SOLE         NONE     SOLE
Guidant Corp                 COM           401698105    2,103,013    29,168   SH         SOLE         NONE     SOLE
Hayes Lemmerz                COM           420781304    2,649,000   300,000   SH         SOLE         NONE     SOLE
International Steel Group    COM           460377104   14,196,000   350,000   SH         SOLE         NONE     SOLE
Kansas City Southern         COM           485170302      174,304     9,831   SH         SOLE         NONE     SOLE
Key Energy Services          COM           492914106    2,492,066   211,192   SH         SOLE         NONE     SOLE
Knight Trading               COM           499063105      822,323    75,098   SH         SOLE         NONE     SOLE
LNR Property                 COM           501940100      895,209    14,230   SH         SOLE         NONE     SOLE
Massey Energy                COM           576206106   14,172,225   405,500   SH         SOLE         NONE     SOLE
McDermott Intl               COM           580037109    9,848,304   536,400   SH         SOLE         NONE     SOLE
MI Developments              COM           55304X104    2,938,558    97,400   SH         SOLE         NONE     SOLE
Neiman Marcus Group Inc      CL B          640204301    3,611,275    54,061   SH         SOLE         NONE     SOLE
NRG Energy                   COM           629377508   11,716,250   325,000   SH         SOLE         NONE     SOLE
NTL Inc                      COM           62940M104    1,824,000    25,000   SH         SOLE         NONE     SOLE
PG&E Corp                    COM           69331C908    3,930,368   118,100   SH         SOLE         NONE     SOLE
Reliant Resources            COM           75952B105      682,500    50,000   SH         SOLE         NONE     SOLE
SCO Group                    COM           78403A106      125,508    29,671   SH         SOLE         NONE     SOLE
Sprint Corp                  COM           852061100    8,875,004   357,143   SH         SOLE         NONE     SOLE
Toys R Us                    COM           892335100      933,432    45,600   SH         SOLE         NONE     SOLE
TV Azteca                    ADR           901145102    3,648,372   354,900   SH         SOLE         NONE     SOLE
TXU Corp                     COM           873168108    3,228,000    50,000   SH         SOLE         NONE     SOLE
US Steel                     COM           912909108    9,225,000   180,000   SH         SOLE         NONE     SOLE
Veritas                      COM           923436109      856,500    30,000   SH         SOLE         NONE     SOLE
Walter Industries            COM           93317Q105    2,563,480    76,000   SH         SOLE         NONE     SOLE
Williams                     COM           969457100    1,384,650    85,000   SH         SOLE         NONE     SOLE
Xcel Energy                  COM           98389B100      455,000    25,000   SH         SOLE         NONE     SOLE
                                                      130,136,293



03207.0001 #547225